Annual Total Returns- Vanguard Long-Term Treasury Fund (Retail) [BarChart] - Retail - Vanguard Long-Term Treasury Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	29.28%	3.47%	(13.03%)	25.28%	(1.54%)	1.20%	8.58%	(1.90%)	14.13%	18.29%